Shareholders' Equity (Details) $ / shares in Units, $ in Thousands													1 Months Ended			3 Months Ended	5 Months Ended	12 Months Ended
	Jan. 30, 2024 USD ($)	May 11, 2023 USD ($) $ / shares shares	Jan. 01, 2023 $ / shares shares	Sep. 13, 2022 USD ($) $ / shares shares	Jun. 06, 2022 shares	May 11, 2022 $ / shares shares	Apr. 04, 2022 USD ($) $ / shares shares	Dec. 20, 2021 $ / shares shares	Nov. 03, 2020 $ / shares shares	Oct. 31, 2020 $ / shares shares	Jan. 22, 2020 $ / shares shares	Jan. 19, 2020 ₪ / shares shares	May 31, 2023 USD ($)	Mar. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($)	Jun. 30, 2021 USD ($) shares	Oct. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jan. 25, 2023 shares	Jan. 19, 2020 $ / shares	Jun. 24, 2018 $ / shares shares
Shareholders’ Equity [Line Items]
Employees resulting in proceeds (in Dollars) | $														$ 10		$ 127			$ 10	$ 127
Aggregate amount (in Dollars) | $							$ 13,587								$ 1,000
Granted options to purchase							30,266
Exercise price | (per share)		$ 6.72					$ 33.44					₪ 0.01
Gross proceeds (in Dollars) | $													$ 6,000					$ 3,000
Percentage of number of ordinary shares and warrants							15.00%
Warrants to purchase			1,563									24,431
Deducting issuance costs (in Dollars) | $													$ 5,397
Purchase and sale of shares		493,421						3,135
Issuance of warrants		493,424
Exercisable		5 years
Concurrent private placement (in Dollars) | $	$ 3,500	$ 3,000
Warrants exercisable shares																		493,421
Purchase price per share (in Dollars per share) | $ / shares								$ 49.12										$ 6.08
Exceed ordinary shares																		291,544
Weighted average volatility																		70.00%
Risk free interest rates																		1.40%
Dividend yields percentage																		0.00%
Weighted average life of the options																		5 years
Term warrants			3 years															5 years 6 months
Purchase warrants			1,563
Warrants exercise price (in Dollars per share) | $ / shares			$ 20															$ 0.408
Warrant exercisable per share (in Dollars per share) | $ / shares			$ 24
Weighted average fair value of options granted per share (in Dollars per share) | $ / shares																		$ 0.13	$ 0.48
Unrecognized share-based payment expenses related to nonvested awards (in Dollars) | $																		$ 302
Expected to be recognized over the next																		2 years 9 months
Recorded an expense (in Dollars) | $																		$ 5
Common Stock [Member]
Shareholders’ Equity [Line Items]
Converted ordinary shares							30,266
Purchase warrants			6,252
Minimum [Member]
Shareholders’ Equity [Line Items]
Weighted average volatility																		65.00%
Risk free interest rates																		1.83%
Share price (in Dollars per share) | $ / shares																		$ 2.4
Maximum [Member]
Shareholders’ Equity [Line Items]
Weighted average volatility																		68.00%
Risk free interest rates																		3.66%
Share price (in Dollars per share) | $ / shares																		$ 8.8
June 24, 2018 [Member]
Shareholders’ Equity [Line Items]
Purchase ordinary shares																							23,512
Share issued price per share (in Dollars per share) | $ / shares																							$ 49.12
Vesting rights																		These options expire 10 years after their grant date and vest over three years in nine tranches. One third of the options vested upon the first-year anniversary and the reminder vested in eight equal quarterly tranches over a period of two years thereafter.
Options expire																		10 years
Recorded an expense (in Dollars) | $																				89
January 22, 2020 [Member]
Shareholders’ Equity [Line Items]
Granted options to purchase											83,912
Exercise price | $ / shares											$ 49.12
Warrants to purchase											9,322
Vesting rights																		These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 18, 2020 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.
Options expire																		10 years
Recorded an expense (in Dollars) | $																			$ 163	380
October 2020 [Member]
Shareholders’ Equity [Line Items]
Vesting rights																		The options vest as follows: (1) options to purchase 17,400 ordinary shares vested in one tranche at the end of 12 months from October 13, 2020; and (2) options to purchase 34,801 ordinary shares will vest in the event that the Company generate a cumulative order backlog (as defined in the option agreement) in the amount of not less than $7,000 by the end of 18 months from October 13, 2020; (3) options to purchase 17,400 ordinary shares will vest in the event that the Company reaches a cumulative order backlog of $15,000 by the end of 24 months from October 13, 2020 (including the first cumulative order backlog); and all subject to him serving as the active Chairman of the Company’s Board at the time of vesting and were subject to an acceleration of 25% of his unvested options (i.e., 17,402) in the event that the Company effectuates an IPO. Accordingly, upon the completion of the IPO on April 4, 2022 (see Note 9B(4)), 17,402 were accelerated and considered fully vested.
Recorded an expense (in Dollars) | $																			133	332
Options to purchase										69,602
Exercise price (in Dollars per share) | $ / shares										$ 49.12
Options shares																		34,801
October 2020 [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Options expire																		18 months
October 2020 [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Options expire																		24 months
May 11 ,2022 [Member]
Shareholders’ Equity [Line Items]
Vesting rights																		These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on May 11, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.
Options expire																		10 years
Recorded an expense (in Dollars) | $																		$ 96	61
Options to purchase						15,608
Exercise price (in Dollars per share) | $ / shares						$ 14.8
September 13,2022 [Member]
Shareholders’ Equity [Line Items]
Vesting rights																		These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on September 13, 2023 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.
Options expire																		10 years
Recorded an expense (in Dollars) | $				$ 51
Options to purchase				31,500
Exercise price (in Dollars per share) | $ / shares				$ 14.8
Outstanding options				46,964														46,021
Reduced the exercise price (in Dollars per share) | $ / shares				$ 14.8
Additional fair value (in Dollars) | $				$ 30
Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price | $ / shares																						$ 0.003
Warrants to purchase			1,563
Purchase warrants			1,563
Warrants exercise price (in Dollars per share) | $ / shares			$ 12
Warrant exercisable per share (in Dollars per share) | $ / shares			$ 14															$ 3.1
IPO [Member]
Shareholders’ Equity [Line Items]
Issued units							473,405
Unit description																		Each unit included one ordinary share and one warrant to purchase one ordinary share at an exercise price of $33.44 per ordinary share. The warrants are exercisable at any time up to five years after the IPO.
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Granted options to purchase							71,011
Gross proceeds (in Dollars) | $							$ 15,647
Private Placement [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $																		$ 5,000
Aggregate of ordinary share																		493,421
Employees [Member]
Shareholders’ Equity [Line Items]
Dividend yields percentage																		0.00%
Vesting rights																		These options expire 10 years after their grant date and vest over three years in nine tranches. One-third of the options vested on November 3, 2021, and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.
Options expire																		10 years
Recorded an expense (in Dollars) | $																		$ 45	46	62
Exercise price (in Dollars per share) | $ / shares									$ 49.12
Granted options shares									13,475
Employees [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Purchase ordinary shares														209		2,591
Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Granted options to purchase																	68,739
Share issued price per share (in Dollars per share) | $ / shares																	$ 14.8
Vesting rights																		One-third of the options vested on June 18, 2024 and the remainder vest in eight equal quarterly tranches over a period of two years thereafter.
Options expire																	10 years
Recorded an expense (in Dollars) | $																		$ 22	20	$ 12
Options to purchase										7,700								3,850
Chief Executive Officer [Member] | October 2020 [Member]
Shareholders’ Equity [Line Items]
Vesting rights																		(1) options to purchase 3,850 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2022, a cumulative order backlog (as defined in the option agreement) in an amount not less than $10,000; and (2) options to purchase the remaining 3,850 ordinary shares will vest on the condition that the Company generates, no later than October 12, 2024 a cumulative order backlog (as defined above) in an amount not less than $20,000 (including the first cumulative order backlog); and all subject to him serving in his position at the time of vesting.
Chief Executive Officer [Member] | May 11 ,2022 [Member]
Shareholders’ Equity [Line Items]
Options to purchase						19,510
Officer [Member]
Shareholders’ Equity [Line Items]
Vesting rights																		vest in twelve equal quarterly tranches over a period of three years
Options expire				10 years
Recorded an expense (in Dollars) | $																		$ 12	4
Options to purchase				12,500
Exercise price (in Dollars per share) | $ / shares				$ 14.8
Officer [Member] | May 11 ,2022 [Member]
Shareholders’ Equity [Line Items]
Options to purchase						68,395
Former Chairman [Member] | May 11 ,2022 [Member]
Shareholders’ Equity [Line Items]
Options to purchase						33,277
Director [Member]
Shareholders’ Equity [Line Items]
Vesting rights																		Such options will vest one-third following 12 months from the grant date of such options, second one-third following 24 months from the grant date and the balance following 36 months.
Recorded an expense (in Dollars) | $																		$ 27	17
Options to purchase						14,974
Exercise price (in Dollars per share) | $ / shares						$ 14.8
Ordinary shares					4,991
Officers and Employees [Member] | September 13,2022 [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 49.12
Employees One [Member]
Shareholders’ Equity [Line Items]
Recorded an expense (in Dollars) | $																		$ 22	$ 10
Share-Based Payment Arrangement, Option [Member]
Shareholders’ Equity [Line Items]
Weighted average life of the options																		6 years
Israel Railways [Member]
Shareholders’ Equity [Line Items]
Common stock issued																					24,431
Knorr-Bremse [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant exercisable per share (in Dollars per share) | $ / shares																		$ 6.72
Chief Executive Officer [Member]
Shareholders’ Equity [Line Items]
Exercise price (in Dollars per share) | $ / shares										$ 49.12